LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2017
Swiss Bank Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2018 (current maturity)	$385

Long-term portion:

2019	385
2020	385
2021	385
2022	385
Thereafter	14,250

Total	$15,790

Credit Suisse Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2018 (current maturity)	$2,049

Long-term portion:

2019	2,049
2020	2,049
2021	2,049
2022	2,049
Thereafter	80,221

Total	$88,417

DG HYP Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2018 (current maturity)	$503

Long-term portion:

2019	503
2020	22,135

Total	$22,638

City National Bank of Florida Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2018 (current maturity)	$228

Long-term portion:

2019	228
2020	8,701

Total	$8,929